Note 3 - New Standards and Interpretations Not yet Adopted	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of changes in accounting policies [text block]
3.	New standards and interpretations not yet adopted

In
January 2020,
the IASB issued amendments to Presentation of financial statements (“IAS
1”
) to provide a more general approach to the classification of liabilities under IAS
1
based on the contractual arrangements in place at the reporting date. The amendments to IAS
1
are effective for annual reporting periods beginning on or after
January 1, 2023.
The company is currently evaluating the potential impacts of adoption.

There are
no
other standards, interpretations or amendments to existing standards that are not
yet effective that are expected to have a material impact on the consolidated financial statements of the Corporation.